UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Financial Services, LLC d/b/a Empirical Wealth Management
Address: 1420 5th Avenue
         Suite 1740
         Seattle, WA  98101

13F File Number:  028-14067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jaime Holderman
Title:     Chief Compliance Officer
Phone:     206.923.3474

Signature, Place, and Date of Signing:

 /s/ Jaime Holderman     Seattle, WA     February 02, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $139,432 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     8689   257444 SH       SOLE                        0        0   257444
ISHARES TR                     BARCLYS TIPS BD  464287176    19793   169616 SH       SOLE                        0        0   169616
ISHARES TR                     MSCI EMERG MKT   464287234      329     8660 SH       SOLE                        0        0     8660
ISHARES TR                     BARCLYS 1-3 YR   464287457      467     5531 SH       SOLE                        0        0     5531
ISHARES TR                     MSCI EAFE INDEX  464287465      929    18749 SH       SOLE                        0        0    18749
ISHARES TR                     MSCI SMALL CAP   464288273      438    12599 SH       SOLE                        0        0    12599
ISHARES TR                     S&P DEV EX-US    464288422      484    17571 SH       SOLE                        0        0    17571
ISHARES TR                     HIGH YLD CORP    464288513      247     2764 SH       SOLE                        0        0     2764
ISHARES TR                     BARCLYS 1-3YR CR 464288646    24751   237537 SH       SOLE                        0        0   237537
ISHARES TR                     BARCLYS 3-7 YR   464288661     9429    77262 SH       SOLE                        0        0    77262
ISHARES TR                     RSSL MCRCP IDX   464288869      393     8792 SH       SOLE                        0        0     8792
MICROSOFT CORP                 COM              594918104      853    32865 SH       SOLE                        0        0    32865
PEPSICO INC                    COM              713448108      338     5101 SH       SOLE                        0        0     5101
PIMCO ETF TR                   1-3YR USTREIDX   72201R106    14791   289338 SH       SOLE                        0        0   289338
PIMCO ETF TR                   0-5 HIGH YIELD   72201R783      329     3348 SH       SOLE                        0        0     3348
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     5927   198545 SH       SOLE                        0        0   198545
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      411    17540 SH       SOLE                        0        0    17540
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     9092   163474 SH       SOLE                        0        0   163474
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      524    15019 SH       SOLE                        0        0    15019
SPDR INDEX SHS FDS             S&P EMKTSC ETF   78463X756      226     5988 SH       SOLE                        0        0     5988
SPDR SERIES TRUST              DJ REIT ETF      78464A607     1222    18976 SH       SOLE                        0        0    18976
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     9970   123328 SH       SOLE                        0        0   123328
VANGUARD INDEX FDS             REIT ETF         922908553     4564    78698 SH       SOLE                        0        0    78698
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     7884   137599 SH       SOLE                        0        0   137599
VANGUARD INDEX FDS             VALUE ETF        922908744      563    10726 SH       SOLE                        0        0    10726
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     3643    56660 SH       SOLE                        0        0    56660
VANGUARD INTL EQUITY INDEX F   GLB EX US ETF    922042676      296     7263 SH       SOLE                        0        0     7263
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742      979    22663 SH       SOLE                        0        0    22663
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     2226    58263 SH       SOLE                        0        0    58263
VANGUARD SCOTTSDALE FDS        SHRT-TERM CORP   92206C409     4208    54043 SH       SOLE                        0        0    54043
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870     2547    30919 SH       SOLE                        0        0    30919
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     2784    90878 SH       SOLE                        0        0    90878
ZAGG INC                       COM              98884U108      106    15000 SH       SOLE                        0        0    15000